CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 640,831	$ 90,258	¥ 643,009	¥ 212,366
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation			7,181	768
Depreciation and amortization	30,648	4,317	46,684	37,916
Non-cash lease expenses	23,652	3,331	26,878	55,171
Gain from early termination of operating leases (Note 17)	(27,176)	(3,828)
Loss(gain) on disposal of property, equipment and land use right	(104)	(15)	1,662	5,431
Loss/(gain) from equity method investments	10,084	1,420	(6,453)	4,886
Impairment loss on deferred costs	1,400	197
Loss/(gain) from fair value change of long-term investments	(1,948)	(274)	391
Impairment loss on long-term investments	61	9	500	5,000
Gain from disposal of subsidiaries	(43,715)	(6,157)	(1,390)	(43,967)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(13,114)	(1,847)	77,751	(24,915)
Deferred costs	37,278	5,251	76,648	129,879
Right-of-use asset	142,347	20,049	60,814	71,371
Deferred tax assets	26,799	3,775	12,466	(26,249)
Other non-current assets	3,089	435	4,180	2,555
Accrued expenses and other current liabilities	35,107	4,945	(178,944)	(22,570)
Deferred revenue	(553,803)	(78,002)	(656,974)	(646,692)
Lease liabilities	(168,621)	(23,750)	(84,534)	(144,797)
Deferred tax liabilities	(2,242)	(316)	(15,798)	6,562
Other non-current liabilities	225	32	(4,927)	4,034
Net cash (used in)/generated from operating activities	140,798	19,830	9,144	(373,251)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for long-term investments	(1,958)	(276)	(13,107)	(638)
Proceeds received from disposal of long-term investments	5,920	834
Purchase of short-term investments	(773,250)	(108,910)	(1,244,636)	(1,833,650)
Proceeds from maturity of short-term investments	701,650	98,825	1,357,856	2,166,910
Proceeds from disposal of land use right				13,796
Acquisition of property and equipment	(5,763)	(812)	(3,243)	(13,682)
Acquisition of intangible assets	(595)	(84)		(2,854)
Proceeds from disposal of property and equipment	118	17	75
Disposal of subsidiaries, net of cash received	(317)	(45)	(886)	15,202
Loan to employees				(2,504)
Repayment of employee loans	2,377	335	123	101
Net cash generated from/(used in) investing activities	(71,818)	(10,116)	96,182	342,681
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from a bank loan				61,540
Payment for cash dividend	(31,254)	(4,402)	(32,562)
Share repurchase	(4,750)	(669)	(6,742)	(4,866)
Repayment made to acquire buildings				(61,540)
Proceeds from exercise of share options			10,047
Repayment of bank loans	(38,654)	(5,444)	(38,654)	(34,038)
Net cash used in financing activities	(74,658)	(10,515)	(67,911)	(38,904)
Effect of exchange rate changes	14,652	2,065	43,266	(14,513)
Net (decrease)/increase in cash, cash equivalents and restricted cash	8,974	1,264	80,681	(83,987)
Cash, cash equivalents and restricted cash at beginning of the year	757,404	106,678	676,723	760,710
Cash, cash equivalents and restricted cash at end of the year	766,378	107,942	757,404	676,723
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	1,108	156	4,436	6,089
Supplemental disclosure of cash flow information:
Interest paid	7,780	1,096	10,193	10,264
Income tax paid	11,225	$ 1,581	13,615
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	763,800		753,642	626,715
Restricted cash	2,578		3,762	50,008
Total cash, cash equivalents and restricted cash	¥ 766,378		¥ 757,404	¥ 676,723